Employee benefits	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

Note 37 – Employee benefits

Pension and benefit restoration plans

Certain employees of BPPR are covered by non-contributory defined benefit pension plans. Pension benefits are based on age, years of credited service, and final average compensation.

BPPR's non-contributory, defined benefit retirement plan are currently closed to new hires and the accrual of benefits are frozen to all participants. The retirement plan's benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and PR Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and PR Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.

During 2013 the Corporation offered a Lump Sum Distribution to terminated vested participants whose deferred pension has a current value of up to $40 thousand. The acceptance of this offer was voluntary and relieved the Corporation of all future obligations related to the terminated vested participants who accepted the offer. Approximately 1,859 participants were eligible to elect the Lump Sum Distribution and 1,081 participants accepted the offer.

The Corporation's funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation's pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with the bank's contributions to the fund, will maintain the fund's ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.'s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies' obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans' investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans' investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The plans' target allocation based on market value for years 2014 and 2013, by asset category, is summarized in the table below.

	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Cash and cash equivalents	0%	100%

The following table presents the composition of the assets of the pension and benefit restoration plans.

(In thousands)	2014	2013
Obligations of the U.S. Government and its agencies	$210,549	$198,992
Corporate bonds and debentures	50,708	43,885
Equity securities	241,458	238,792
Index fund - equity	27,888	33,347
Foreign commingled trust fund	9,998	-
Foreign equity fund	79,666	87,336
Foreign index fund	29,643	43,711
Commodity fund	13,480	16,451
Mortgage-backed securities	12,913	12,950
Private equity investments	546	922
Cash and cash equivalents	18,834	27,456
Accrued investment income	1,557	1,640
Total assets	$697,240	$705,482

Until September 30, 2013 certain assets of the plans were maintained, for investment purposes only in a Master Trust (the “Master Trust”). Neither the pension or benefit restoration plan had any interest in the specific assets of the Master Trust, but maintained beneficial interests in such assets. The Master Trust was managed by the Trust Division of BPPR and by several investment managers.

At December 31, 2012, the pension and restoration plans' interest in the net assets of the Master Trust was 100%. At September 30, 2013 the Master Trust was dissolved and all the investments were allocated to the plans based on their relative interest on the net assets of the Master Trust.

The following table sets forth by level, within the fair value hierarchy, the plans' assets at fair value at December 31, 2014 and 2013.

	2014				2013
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Obligations of the U.S. Government and its agencies	$-	$210,549	$-	$210,549	$-	$198,992	$-	$198,992
Corporate bonds and debentures	-	50,708	-	50,708	-	43,885	-	43,885
Equity securities	241,458	-	-	241,458	238,792	-	-	238,792
Index fund - equity	27,888	-	-	27,888	33,347	-	-	33,347
Foreign commingled trust fund	-	9,998	-	9,998	-	-	-	-
Foreign equity fund	-	79,666	-	79,666	-	87,336	-	87,336
Foreign index fund	-	29,643	-	29,643	-	43,711	-	43,711
Commodity fund	-	13,480	-	13,480	-	16,451	-	16,451
Mortgage-backed securities	-	12,913	-	12,913	-	12,950	-	12,950
Private equity investments	-	-	546	546	-	-	922	922
Cash and cash equivalents	18,834	-	-	18,834	27,456	-	-	27,456
Accrued investment income	-	-	1,557	1,557	-	-	1,640	1,640
Total assets	$288,180	$406,957	$2,103	$697,240	$299,595	$403,325	$2,562	$705,482

The closing prices reported in the active markets in which the securities are traded are used to value the investments.

Following is a description of the valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2.
  Equity securities - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Equity index funds - Equity with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Foreign commingled trust fund- are collective investment funds that are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Index funds – Fixed income, foreign equity, foreign index and commodity funds are valued at the net asset value (NAV) of shares held by the plan at year end. These securities are classified as Level 2.
  Mortgage-backed securities - Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond's theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net asset value (NAV) which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand or due to their short-term maturity.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the change in Level 3 assets measured at fair value.

(In thousands)	2014	2013
Balance at beginning of year	$2,562	$2,848
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	(459)	(286)
Actual return on plan assets (gain (loss)) relating to instruments sold during the year	-	-
Settlements	-	-
Transfers in and / or out of Level 3	-	-
Balance at end of year	$2,103	$2,562

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2014 and 2013. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2014 and 2013.

Information on the shares of common stock held by the pension and restoration plans is provided in the table that follows.

	2014	2013
Shares of Popular, Inc. common stock	274,572	274,572
Fair value of shares of Popular, Inc. common stock	$9,349,177	$7,888,454
Dividends paid on shares of Popular, Inc. common stock held by the plan	$-	$-

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2014 and 2013.

	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$653,396	$751,605	$36,096	$40,051
Interest cost	29,844	27,863	1,659	1,493
Actuarial (gain) loss	131,610	(76,997)	6,238	(4,169)
Benefits paid	(37,035)	(49,075)	(1,329)	(1,279)
Benefit obligation at end of year	$777,815	$653,396	$42,664	$36,096
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$671,299	$625,519	$34,183	$30,616
Actual return on plan assets	28,501	94,855	1,570	4,795
Employer contributions	-	-	51	51
Benefits paid	(37,035)	(49,075)	(1,329)	(1,279)
Fair value of plan assets at end of year	$662,765	$671,299	$34,475	$34,183
Amounts recognized in accumulated other comprehensive loss:
Net loss	$289,233	$147,677	$13,588	$6,928
Accumulated other comprehensive loss (AOCL)	$289,233	$147,677	$13,588	$6,928
Reconciliation of net assets (liabilities):
Net liabilities at beginning of year	$17,903	$(126,086)	$(1,912)	$(9,434)
Amount recognized in AOCL at beginning of year, pre-tax	147,677	297,765	6,928	15,055
Amount prepaid at beginning of year	165,580	171,679	5,016	5,621
Net periodic benefit income (cost)	8,603	(6,099)	332	(656)
Contributions	-	-	51	51
Amount prepaid at end of year	174,183	165,580	5,399	5,016
Amount recognized in AOCL	(289,233)	(147,677)	(13,588)	(6,928)
Net assets (liabilities) at end of year	$(115,050)	$17,903	$(8,189)	$(1,912)

The table below presents a breakdown of the plans' assets and liabilities at December 31, 2014 and 2013.

	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Non-current assets	$-	$17,903	$0	$504
Current liabilities	-	-	173	51
Non-current liabilities	115,050	-	8,016	2,365

The following table presents the funded status of the plans at year end December 31, 2014 and 2013.

	Pension Plan		Tax Qualified Restoration Plan		Benefit Restoration Plan
(In thousands)	2014	2013	2014	2013	2014	2013
Benefit obligation at end of year	$(777,815)	$(653,396)	$(39,768)	$(33,679)	$(2,896)	$(2,416)
Fair value of plan assets at end of year	662,765	671,299	34,475	34,183	-	-
Funded status at year end	$(115,050)	$17,903	$(5,293)	$504	$(2,896)	$(2,416)

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2014 and 2013.

(In thousands)	Pension plan		Benefit restoration plans
	2014	2013	2014	2013
Accumulated other comprehensive loss at beginning of year	$147,677	$297,765	$6,928	$15,055
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(8,074)	(21,452)	(431)	(1,330)
Occurring during the year:
Net actuarial (gains) losses	149,630	(128,636)	7,091	(6,797)
Total (decrease) increase in AOCL	141,556	(150,088)	6,660	(8,127)
Accumulated other comprehensive loss at end of year	$289,233	$147,677	$13,588	$6,928

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2015.

(In thousands)	Pension plan	Benefit restoration plans
Net loss	$17,859	$1,244

The following table presents information for plans with an accumulated benefit obligation in excess of plan assets.

	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Projected benefit obligation	$777,815	$-	$42,664	$2,416
Accumulated benefit obligation	777,815	-	42,664	2,416
Fair value of plan assets	662,765	-	34,475	-

The following table presents information for plans with an accumulated benefits obligation less than plan assets.

	Pension plan		Benefit restoration plans
(In thousands)	2014	2013	2014	2013
Projected benefit obligation	$-	$653,396	$-	$33,680
Accumulated benefit obligation	-	653,396	-	33,680
Fair value of plan assets	-	671,299	-	34,183

The actuarial assumptions used to determine the benefit obligations at year end were as follows:

	Pension plan		Benefit restoration plans
	2014	2013	2014	2013
Discount rate	3.90%	4.70%	3.90%	4.70%

The following table presents the actuarial assumptions used to determine the components of net periodic benefit cost.

	Pension plan			Benefit restoration plans
	2014	2013	2012	2014	2013	2012
Discount rate	4.70%	3.80%	4.40%	4.70%	3.80%	4.40%
Expected return on plan assets	7.25%	7.25%	7.60%	7.25%	7.25%	7.60%

The following table presents the components of net periodic benefit cost.

	Pension plan			Benefit restoration plans
(In thousands)	2014	2013	2012	2014	2013	2012
Interest cost	$29,844	$27,863	$29,981	$1,659	$1,493	$1,572
Expected return on plan assets	(46,521)	(43,216)	(39,240)	(2,422)	(2,167)	(2,105)
Recognized net actuarial loss	8,074	21,452	21,703	431	1,330	1,294
Net periodic benefit (credit) cost	$(8,603)	$6,099	$12,444	$(332)	$656	$761

The Corporation expects to pay the following contributions to the benefit plans during 2015.

(In thousands)	2015
Pension plan	$-
Benefit restoration plans	$173

Benefit payments projected to be made from the pension and benefit restoration plans are presented in the table below.

(In thousands)	Pension plan	Benefit restoration plans
2015	$36,977	$1,763
2016	37,473	1,914
2017	38,129	2,058
2018	38,786	2,161
2019	39,483	2,304
2020 - 2024	205,506	12,126

Postretirement health care benefits

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR.

The Corporation amended the postretirement health care benefits plan effective January 1, 2014 to increase the participant's share of the plan cost. The postretirement health care benefit obligation as of December 31, 2013 reflects such amendments to the plan.

The following table presents the status of the Corporation's unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements at December 31, 2014 and 2013.

(In thousands)	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of the year	$145,732	$183,611
Service cost	1,457	2,257
Interest cost	6,846	6,848
Amendments	-	(18,670)
Benefits paid	(5,688)	(7,066)
Actuarial (gain) loss	13,471	$(21,248)
Benefit obligation end of year	$161,818	145,732
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(14,870)	$(18,670)
Net loss	25,817	12,346
Accumulated other comprehensive (gain) loss	$10,947	$(6,324)
Reconciliation of net liability:
Net liability at beginning of year	$(145,732)	$(183,611)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	(6,324)	35,486
Amount accrued at beginning of year	(152,056)	(148,125)
Net periodic benefit cost	(4,503)	(10,997)
Contributions	5,688	7,066
Amount accrued at end of year	(150,871)	(152,056)
Amount recognized in accumulated other comprehensive gain (loss)	(10,947)	6,324
Net liability at end of year	$(161,818)	$(145,732)

The table below presents a breakdown of the liability associated with the postretirement health care benefit plan.

(In thousands)	2014	2013
Current liabilities	$5,820	$6,199
Non-current liabilities	155,998	139,532

The following table presents the funded status of the postretirement health care benefit plan at year end December 31, 2014 and 2013.

(In thousands)	2014	2013
Benefit obligation at end of year	$(161,818)	$(145,732)
Fair value of plan assets at end of year	-	-
Funded status at year end	(161,818)	(145,732)

The following table presents the changes in accumulated other comprehensive loss (income), pre-tax, for the postretirement health care benefit plan.

(In thousands)	2014	2013
Accumulated other comprehensive (income) loss at beginning of year	$(6,324)	$35,486
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	3,800	-
Amortization of actuarial losses	-	(1,892)
Occurring during the year:
Prior service cost (credit)	-	(18,670)
Net actuarial (gains) losses	13,471	(21,248)
Total increase (decrease) in accumulated other comprehensive loss	17,271	(41,810)
Accumulated other comprehensive (income) loss at end of year	$10,947	$(6,324)

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost for the postretirement health care benefit plan during 2015.

(In thousands)	2015
Net prior service credit	$(3,800)
Net loss	$996

The following table presents the components of net periodic postretirement health care benefit cost.

(In thousands)	2014	2013	2012
Service cost	$1,457	$2,257	$2,190
Interest cost	6,846	6,848	7,801
Amortization of prior service credit	(3,800)	-	(200)
Recognized net actuarial loss (gain)	-	1,892	2,162
Net periodic benefit cost	$4,503	$10,997	$11,953

The following tables present the discount rate and assumed health care cost trend rates used to determine the benefit obligation and the net periodic benefit cost for the postretirement health care benefit plan.

To determine benefit obligation:	2014	2013
Discount rate	4.00%	4.80%
Initial health care cost trend rates	7.00%	7.50%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019

To determine net periodic benefit cost:	2014	2013	2012
Discount rate	4.80%	3.80%	4.40%
Initial health care cost trend rates:
Medicare Advantage plans	7.50%	6.50%	25.00%
All other plans	7.50	6.50	7.00
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2016	2016

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components	$290	$(363)
Effect on postretirement benefit obligation	$8,449	$(9,955)

The following table presents information for the postretirement health care benefit plan with an accumulated benefit obligation in excess of plan assets.

(In thousands)	2014	2013
Projected benefit obligation	$161,818	$145,732
Accumulated benefit obligation	161,818	145,732
Fair value of plan assets	-	-

The Corporation expects to contribute $5.8 million to the postretirement benefit plan in 2015 to fund current benefit payment requirements.

Benefit payments projected to be made on the postretirement health care benefit plan are presented in the following table.

(In thousands)
2015	$5,820
2016	5,998
2017	6,290
2018	6,565
2019	6,844
2020 - 2024	37,668

Savings plans

The Corporation also provides defined contribution savings plans pursuant to Section 1081.01(d) of the Puerto Rico Internal Revenue Code and Section 401(k) of the U.S. Internal Revenue Code, as applicable, for substantially all the employees of the Corporation. Investments in the plans are participant-directed, and employer matching contributions are determined based on the specific provisions of each plan. Employees are fully vested in the employer's contribution after five years of service. Effective March 20, 2009, the savings plans were amended to suspend the employer matching contribution to the plan. This matching contribution was restored on April 2013. The cost of providing these benefits in the year ended December 31, 2014 was $5.0 million (2013 - $3.6 million).

The plans held 1,820,318 (2013 – 1,939,089) shares of common stock of the Corporation with a market value of approximately $62.0 million at December 31, 2014 (2013 - $55.7 million).